NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated May 7, 2019
to the Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Century NVIT Multi Cap Value Fund

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Manager” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Phillip N. Davidson, CFA	Senior Vice President and Executive Portfolio Manager	Since 2009
Kevin Toney, CFA	CIO – Global Value Equity, Senior Vice President and Senior Portfolio Manager	Since 2009
Michael Liss, CFA, CPA	Vice President and Senior Portfolio Manager	Since 2009
Brian Woglom, CFA	Vice President and Senior Portfolio Manager	Since 2014
Philip Sundell, CFA	Portfolio Manager	Since 2017

2.	The information under the heading entitled “American Century NVIT Multi Cap Value Fund” on page 60 of the Prospectus is deleted in its entirety and replaced with the following:
Phillip N. Davidson, CFA; Kevin Toney, CFA; Michael Liss, CFA, CPA; Brian Woglom, CFA; and Philip Sundell, CFA, are jointly responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.
Mr. Davidson is Senior Vice President and Executive Portfolio Manager of American Century. Mr. Davidson joined American Century in 1993.
Mr. Toney is Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager of American Century. Mr. Toney joined American Century in 1999.
Mr. Liss is Vice President and Senior Portfolio Manager of American Century. Mr. Liss joined American Century in 1998.

Mr. Woglom is Vice President and Senior Portfolio Manager of American Century. Mr. Woglom joined American Century in 2005.

Mr. Sundell is a Portfolio Manager at American Century. Mr. Sundell joined American Century in 1997.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE